Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000008922 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008922 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008922 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008922 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008922 [Member] | General Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008922 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008922 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008922 [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008922 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008922 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008922 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008922 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000008922 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000008922 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008922 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008922 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008922 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008922 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008922 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000008922 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008922 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008922 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153950 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153950 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153950 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153950 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153950 [Member] | General Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153950 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153950 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153950 [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153950 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153950 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000153950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000153950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000153950 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000153950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000153950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000153950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153950 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153951 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153951 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153951 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153951 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153951 [Member] | General Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153951 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153951 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153951 [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153951 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153951 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153951 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000153951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000153951 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000153951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000153951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153951 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000153951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000153951 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000153951 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153951 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008921 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008921 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008921 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008921 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008921 [Member] | General Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008921 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008921 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008921 [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008921 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008921 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008921 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008921 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000008921 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000008921 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008921 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008921 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008921 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008921 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008921 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000008921 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008921 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008921 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009221 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009221 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009221 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009221 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009221 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009221 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009221 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009221 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009221 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009221 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009221 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000009221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000009221 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000009221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000009221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009221 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141730 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141730 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141730 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141730 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141730 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141730 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141730 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141730 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141730 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141730 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141730 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000141730 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000141730 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000141730 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141730 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000141730 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000141730 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000141730 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141730 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141733 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141733 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141733 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141733 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141733 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141733 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141733 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141733 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141733 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141733 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141733 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000141733 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000141733 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000141733 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141733 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000141733 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000141733 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000141733 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141733 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141734 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141734 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141734 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141734 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141734 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141734 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141734 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141734 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141734 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141734 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141734 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000141734 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000141734 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000141734 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141734 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000141734 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000141734 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000141734 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141734 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141736 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141736 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141736 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141736 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141736 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141736 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141736 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141736 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141736 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141736 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141736 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000141736 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000141736 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000141736 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141736 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000141736 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000141736 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000141736 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141736 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141738 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141738 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141738 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141738 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141738 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141738 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141738 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141738 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141738 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141738 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141738 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000141738 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000141738 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000141738 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141738 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000141738 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000141738 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000141738 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141738 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141731 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141731 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141731 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141731 [Member] | Intra Cellular Therapies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141731 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141731 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141731 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141731 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141731 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141731 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141731 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000141731 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000141731 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000141731 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141731 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000141731 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000141731 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000141731 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141731 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000128520 [Member] | Banco de Sabadell SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128520 [Member] | Primo Brands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128520 [Member] | JET2 PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | International Distribution Services PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | Direct Line Insurance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | Banca Monte dei Paschi di Siena SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | Persimmon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000128520 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128520 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000128520 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128520 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128520 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128520 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128520 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000128520 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128520 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000128520 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000128520 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000128520 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128520 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000128520 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000128520 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128520 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128520 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000128520 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128520 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000128520 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000128520 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000128520 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000128521 [Member] | Banco de Sabadell SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128521 [Member] | Primo Brands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128521 [Member] | JET2 PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | International Distribution Services PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | Direct Line Insurance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | Banca Monte dei Paschi di Siena SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | Persimmon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000128521 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128521 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000128521 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128521 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128521 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128521 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128521 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000128521 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128521 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000128521 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000128521 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000128521 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128521 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000128521 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000128521 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128521 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128521 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000128521 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128521 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000128521 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000128521 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000128521 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000128522 [Member] | Banco de Sabadell SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128522 [Member] | Primo Brands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128522 [Member] | JET2 PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | International Distribution Services PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | Direct Line Insurance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | Banca Monte dei Paschi di Siena SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | Persimmon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000128522 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128522 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000128522 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128522 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128522 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128522 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128522 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000128522 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128522 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000128522 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000128522 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000128522 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128522 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000128522 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000128522 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128522 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128522 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000128522 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128522 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000128522 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000128522 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000128522 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000026876 [Member] | Banco de Sabadell SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026876 [Member] | Primo Brands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026876 [Member] | JET2 PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | International Distribution Services PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | Direct Line Insurance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | Banca Monte dei Paschi di Siena SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | Persimmon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000026876 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026876 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000026876 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026876 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026876 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026876 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026876 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000026876 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026876 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000026876 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026876 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026876 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026876 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026876 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026876 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026876 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026876 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000026876 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026876 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000026876 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026876 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000026876 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000128528 [Member] | Banco de Sabadell SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128528 [Member] | Primo Brands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128528 [Member] | JET2 PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | International Distribution Services PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | AngloGold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | Direct Line Insurance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | Banca Monte dei Paschi di Siena SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | Persimmon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000128528 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128528 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000128528 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128528 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128528 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128528 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128528 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000128528 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128528 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000128528 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000128528 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000128528 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128528 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000128528 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000128528 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128528 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128528 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000128528 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128528 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000128528 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000128528 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000128528 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000116034 [Member] | EXOR NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000116034 [Member] | Liberty Media Corp Liberty Formula One Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000116034 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000116034 [Member] | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000116034 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116034 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116034 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000116034 [Member] | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116034 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116034 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116034 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000116034 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116034 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000116034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000116034 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000116034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000116034 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000116034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000116034 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000116034 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000116034 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116034 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000116034 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116034 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116034 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000116034 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000116034 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000116034 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116035 [Member] | EXOR NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000116035 [Member] | Liberty Media Corp Liberty Formula One Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000116035 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000116035 [Member] | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000116035 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116035 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116035 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000116035 [Member] | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116035 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116035 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116035 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000116035 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116035 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000116035 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000116035 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116035 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000116035 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000116035 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000116035 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000116035 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000116035 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000116035 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116035 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000116035 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116035 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116035 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000116035 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000116035 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000116035 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116036 [Member] | EXOR NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000116036 [Member] | Liberty Media Corp Liberty Formula One Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000116036 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000116036 [Member] | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000116036 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116036 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000116036 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000116036 [Member] | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116036 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116036 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116036 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000116036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000116036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000116036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000116036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000116036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000116036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000116036 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000116036 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000116036 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116036 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000116036 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116036 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000116036 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000116036 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000116036 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000116036 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178758 [Member] | EXOR NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000178758 [Member] | Liberty Media Corp Liberty Formula One Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000178758 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000178758 [Member] | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000178758 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178758 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000178758 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000178758 [Member] | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000178758 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000178758 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000178758 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000178758 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178758 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000178758 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000178758 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000178758 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000178758 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000178758 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000178758 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000178758 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000178758 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000178758 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000178758 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000178758 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000178758 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000178758 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000178758 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000178758 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000178758 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127063 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127063 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127063 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000127063 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127063 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127063 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127063 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127063 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127063 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127063 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000127063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000127063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000127063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000127063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000127063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000127063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000127063 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000127063 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127063 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127063 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127063 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000127063 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000127063 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127063 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127063 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127063 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127063 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127063 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152689 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152689 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152689 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152689 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152689 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152689 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152689 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152689 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152689 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152689 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152689 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152689 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000152689 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000152689 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000152689 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000152689 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000152689 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000152689 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000152689 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152689 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152689 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152689 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152689 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152689 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000152689 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152689 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152689 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152689 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152689 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152689 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127064 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127064 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127064 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000127064 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127064 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127064 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127064 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127064 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127064 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127064 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127064 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000127064 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000127064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000127064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000127064 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000127064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000127064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000127064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000127064 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127064 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127064 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127064 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000127064 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000127064 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127064 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127064 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127064 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127064 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127064 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127065 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127065 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127065 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000127065 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127065 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127065 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127065 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127065 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127065 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127065 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000127065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000127065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000127065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000127065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000127065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000127065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000127065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000127065 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127065 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127065 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127065 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000127065 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000127065 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127065 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127065 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127065 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000127065 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127065 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152690 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152690 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152690 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152690 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152690 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152690 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152690 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152690 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152690 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152690 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152690 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152690 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000152690 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000152690 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000152690 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000152690 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000152690 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000152690 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000152690 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152690 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152690 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152690 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000152690 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152690 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152690 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152690 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152690 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152690 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152691 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152691 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152691 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152691 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152691 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152691 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152691 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152691 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152691 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152691 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000152691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000152691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000152691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000152691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000152691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000152691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000152691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152691 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152691 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152691 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152691 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152691 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000152691 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152691 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152691 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152691 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152691 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152691 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152692 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152692 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152692 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152692 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152692 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152692 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152692 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152692 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152692 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152692 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152692 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152692 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000152692 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000152692 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000152692 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000152692 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000152692 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000152692 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000152692 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152692 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152692 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152692 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152692 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152692 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000152692 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152692 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152692 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152692 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152692 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152692 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%